Derivative Instruments - Schedule of Net Gains and Loss on Derivative Contracts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Gain (loss) on derivative contracts	$ 78,054,000	$ (6,797,000)	$ 0
Net cash (paid) received upon settlement of derivative contracts	$ (33,279,000)	2,705,000	$ 0
Net cash (paid) received upon settlement of derivative contracts prior to contractual maturity		$ 1,300,000